UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Poplar Forest Partners Fund
Class A | PFPFX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Changes to Fund’s Investment Adviser or Sub Adviser:
As of April 14, 2025, the Investment Adviser for Partners Fund is now Tocqueville Asset Management. The portfolio management team did not change.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2025, the Partners Fund Class A delivered a 15.36% no-load return. The Partners Fund generated excellent absolute and relative investment results with its contrarian value portfolio. The Fund’s results underperformed its primary benchmark, the S&P 500 Index, during the period due to the lack of AI and Magnificent 7 technology stocks in our portfolio.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s greatest contributors to outperformance relative to the Russell 1000 Value benchmark, it’s secondary, better fit benchmark came from the relatively defensive Health Care, Utilities, and Consumer Discretionary sectors which generated positive stock price performance along with above-average dividends. Strong stock selection of high-quality companies exhibiting meaningful normalized free cash flow growth across all sectors also contributed to the Fund’s results.

Top Contributors
↑	Health Care
↑	Consumer Discretionary
↑	Utilities
↑	Tapestry Inc.
↑	National Fuel Gas Company

Top Detractors
↓	Industrials
↓	Materials
↓	Consumer Staples
↓	Dow, Inc.
↓	Kraft Heinz Company
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Poplar Forest Partners Fund	PAGE 1	TSR-AR-00768D814

CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.36	17.62	9.65
Class A (with sales charge)	9.58	16.41	9.09
S&P 500 TR	17.60	16.47	15.30
Russell 1000 Value Total Return	9.44	13.88	10.72
Visit https://poplarforestfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$313,157,523
Number of Holdings	31
Net Advisory Fee	$2,220,006
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Sector Breakdown* (% of net assets)

Top 10 Issuers	(%)*
Citigroup, Inc.	5.2%
National Fuel Gas Co.	5.2%
AT&T, Inc.	5.1%
Allstate Corp.	5.1%
United Therapeutics Corp.	4.6%
CVS Health Corp.	4.5%
Dominion Energy, Inc.	4.3%
Merck & Co., Inc.	4.0%
Chevron Corp.	4.0%
Cencora, Inc.	4.0%
*	Expressed as a percent of net assets.
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
Poplar Forest Partners Fund	PAGE 2	TSR-AR-00768D814

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
Poplar Forest Partners Fund	PAGE 3	TSR-AR-00768D814

Poplar Forest Partners Fund
Institutional Class | IPFPX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Changes to Fund’s Investment Adviser or Sub Adviser:
As of April 14, 2025, the Investment Adviser for Partners Fund is now Tocqueville Asset Management. The portfolio management team did not change.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2025, the Partners Fund Institutional Class delivered a 15.64% no-load return. The Partners Fund generated excellent absolute and relative investment results with its contrarian value portfolio. The Fund’s results underperformed its primary benchmark, the S&P 500 Index, during the period due to the lack of AI and Magnificent 7 technology stocks in our portfolio.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s greatest contributors to outperformance relative to the Russell 1000 Value benchmark, it’s secondary, better fit benchmark came from the relatively defensive Health Care, Utilities, and Consumer Discretionary sectors which generated positive stock price performance along with above-average dividends. Strong stock selection of high-quality companies exhibiting meaningful normalized free cash flow growth across all sectors also contributed to the Fund’s results.

Top Contributors
↑	Health Care
↑	Consumer Discretionary
↑	Utilities
↑	Tapestry Inc.
↑	National Fuel Gas Company

Top Detractors
↓	Industrials
↓	Materials
↓	Consumer Staples
↓	Dow, Inc.
↓	Kraft Heinz Company
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Poplar Forest Partners Fund	PAGE 1	TSR-AR-00768D798

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	15.64	17.91	9.92
S&P 500 TR	17.60	16.47	15.30
Russell 1000 Value Total Return	9.44	13.88	10.72
Visit https://poplarforestfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$313,157,523
Number of Holdings	31
Net Advisory Fee	$2,220,006
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Sector Breakdown* (% of net assets)

Top 10 Issuers	(%)*
Citigroup, Inc.	5.2%
National Fuel Gas Co.	5.2%
AT&T, Inc.	5.1%
Allstate Corp.	5.1%
United Therapeutics Corp.	4.6%
CVS Health Corp.	4.5%
Dominion Energy, Inc.	4.3%
Merck & Co., Inc.	4.0%
Chevron Corp.	4.0%
Cencora, Inc.	4.0%
*	Expressed as a percent of net assets.
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
Poplar Forest Partners Fund	PAGE 2	TSR-AR-00768D798

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
Poplar Forest Partners Fund	PAGE 3	TSR-AR-00768D798

Poplar Forest Cornerstone Fund
Investor Class | IPFCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Changes to Fund’s Investment Adviser or Sub Adviser:
As of April 14, 2025, the Investment Adviser for Partners Fund is now Tocqueville Asset Management. The portfolio management team did not change.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12 months ending September 30, 2025, the Cornerstone Fund Investor Class delivered an 11.13% return. The balanced Fund uses a contrarian value approach to build a concentrated investment portfolio of equity and fixed income securities that we believe are undervalued and will deliver attractive returns over full market cycles. The equity weighting is currently 59%. The strategy’s remaining allocation is to fixed income and cash. Our fixed income strategy also applies a contrarian value approach where we look for discounted bonds where we expect full repayment at maturity. While slightly trailing the 60%/40% S&P 500/Bloomberg U.S. Aggregate Bond Index benchmark in the past year, we are pleased with the Fund’s absolute performance given our defensive, value-based approach
WHAT FACTORS INFLUENCED PERFORMANCE
The portfolio’s holdings within relatively defensive Health Care, Utilities, and Consumer Discretionary sectors generated positive stock price performance along with above-average dividends. The Fund also benefited from broadening the credit quality exposures within the portfolio during a steady-state fixed income environment.

Top Contributors
↑	Health Care
↑	Consumer Discretionary
↑	Utilities
↑	Tapestry Inc.
↑	National Fuel Gas Company

Top Detractors
↓	Industrials
↓	Materials
↓	Consumer Staples
↓	Dow, Inc.
↓	Kraft Heinz Company
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Poplar Forest Cornerstone Fund	PAGE 1	TSR-AR-00770X535

CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Annual Average TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	11.13	14.16	8.81
S&P 500 TR	17.60	16.47	15.30
60% S&P 500/40% Bloomberg Capital Aggregate Blend	11.67	9.62	9.99
Visit https://poplarforestfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$33,400,547
Number of Holdings	65
Net Advisory Fee	$83,763
Portfolio Turnover	29%
Weighted Average Maturity	8.46 years
Effective Duration	5.21 years
Average Credit Quality	A
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Security Type	(%)
Common Stocks	57.8%
Corporate Bonds	14.9%
U.S. Treasury Securities	11.1%
U.S. Treasury Bills	4.2%
U.S. Government Agency Issues	3.2%
Preferred Stocks	2.1%
Real Estate Investment Trusts - Common	1.5%
Collateralized Mortgage Obligations	1.0%
Money Market Funds	0.9%
Cash & Other	3.3%

Top 10 Issuers	(%)
United States Treasury Note/Bond	7.2%
National Fuel Gas Co.	5.2%
United States Treasury Bill	4.2%
Murphy Oil Corp.	3.9%
Ally Financial, Inc.	3.6%
Merck & Co., Inc.	2.9%
Cencora, Inc.	2.8%
U.S. Treasury Note TIPS	2.8%
CVS Health Corp.	2.7%
Citigroup, Inc.	2.7%

Credit Breakdown	(%)[a]
Aaa	2.6%
Aa	47.1%
A	8.4%
Baa	17.0%
Ba	12.0%
Not Rated	12.9%
a	The credit quality of the holdings was determined by Moody’s rating agency.
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
Poplar Forest Cornerstone Fund	PAGE 2	TSR-AR-00770X535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tocqueville Asset Management documents not be householded, please contact Tocqueville Asset Management at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tocqueville Asset Management or your financial intermediary.
Poplar Forest Cornerstone Fund	PAGE 3	TSR-AR-00770X535

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$36,500	$36,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	$6,000	$6,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Poplar Forest Funds
Poplar Forest Partners Fund
Poplar Forest Cornerstone Fund
Core Financial Statements
September 30, 2025

POPLAR FOREST PARTNERS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 95.9%
Air Freight & Logistics - 2.9%
FedEx Corp.	38,000	$8,960,780
Banks - 5.2%
Citigroup, Inc.	161,000	16,341,500
Biotechnology - 4.6%
United Therapeutics Corp.(a)	34,400	14,420,824
Capital Markets - 0.9%
LPL Financial Holdings, Inc.	8,900	2,960,941
Consumer Finance - 2.6%
Ally Financial, Inc.	210,000	8,232,000
Consumer Staples Distribution & Retail - 2.9%
Dollar Tree, Inc.(a)	96,500	9,106,705
Distributors - 3.2%
Genuine Parts Co.	71,500	9,909,900
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	570,500	16,110,920
Electrical Equipment - 1.5%
Sensata Technologies Holding PLC	157,500	4,811,625
Electronic Equipment, Instruments & Components - 2.0%
Vishay Intertechnology, Inc.	407,500	6,234,750
Financial Services - 6.6%
Equitable Holdings, Inc.	230,000	11,679,400
Global Payments, Inc.	107,000	8,889,560
		20,568,960
Food Products - 3.6%
Tyson Foods, Inc. - Class A	205,500	11,158,650
Gas Utilities - 5.2%
National Fuel Gas Co.	175,000	16,164,750
Health Care Providers & Services - 11.4%
Cencora, Inc.	40,200	12,563,706
CVS Health Corp.	185,500	13,984,845
Humana, Inc.	35,800	9,314,086
		35,862,637
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp.	155,000	8,337,450
Insurance - 5.1%
Allstate Corp.	74,500	15,991,425

	Shares	Value
IT Services - 2.8%
International Business Machines Corp.	31,500	$8,888,040
Machinery - 2.9%
Stanley Black & Decker, Inc.	123,500	9,179,755
Metals & Mining - 3.1%
Nucor Corp.	71,500	9,683,245
Multi-Utilities - 4.3%
Dominion Energy, Inc.	220,000	13,457,400
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	81,000	12,578,490
Murphy Oil Corp.	264,000	7,500,240
		20,078,730
Pharmaceuticals - 4.0%
Merck & Co., Inc.	150,000	12,589,500
Professional Services - 2.1%
CACI International, Inc. - Class A(a)	13,200	6,583,896
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	258,500	8,672,675
Textiles, Apparel & Luxury Goods - 2.0%
Tapestry, Inc.	55,000	6,227,100
TOTAL COMMON STOCKS (Cost $205,763,419)		300,534,158
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.9%
Health Care REITs - 1.9%
Alexandria Real Estate Equities, Inc.	70,500	5,875,470
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,879,378)		5,875,470
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds – 2.1%
First American Treasury Obligations Fund - Class X, 4.02%(b)	6,580,455	6,580,455
TOTAL MONEY MARKET FUNDS (Cost $6,580,455)		6,580,455
TOTAL INVESTMENTS - 99.9% (Cost $218,223,252)		$312,990,083
Other Assets in Excess of Liabilities - 0.1%		167,440
TOTAL NET ASSETS - 100.0%		$313,157,523

The accompanying notes are an integral part of these financial statements.

1

POPLAR FOREST PARTNERS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

POPLAR FOREST CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 57.8%
Air Freight & Logistics - 2.0%
FedEx Corp.	2,900	$683,849
Banks - 2.7%
Citigroup, Inc.	8,900	903,350
Biotechnology - 2.6%
United Therapeutics Corp.(a)	2,100	880,341
Capital Markets - 1.1%
LPL Financial Holdings, Inc.	1,100	365,959
Consumer Finance - 1.5%
Ally Financial, Inc.	13,200	517,440
Consumer Staples Distribution & Retail - 1.7%
Dollar Tree, Inc.(a)	5,900	556,783
Distributors - 2.4%
Genuine Parts Co.	5,900	817,740
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	30,000	847,200
Electrical Equipment - 0.9%
Sensata Technologies Holding PLC	9,900	302,445
Electronic Equipment, Instruments & Components - 1.5%
Vishay Intertechnology, Inc.	31,700	485,010
Financial Services - 4.1%
Equitable Holdings, Inc.	15,000	761,700
Global Payments, Inc.	7,300	606,484
		1,368,184
Food Products - 2.2%
Tyson Foods, Inc. - Class A	13,500	733,050
Gas Utilities - 2.8%
National Fuel Gas Co.	10,100	932,937
Health Care Providers & Services - 7.6%
Cencora, Inc.	3,000	937,590
CVS Health Corp.	12,000	904,680
Humana, Inc.	2,700	702,459
		2,544,729
Hotels, Restaurants & Leisure - 1.8%
Las Vegas Sands Corp.	11,000	591,690
Insurance - 1.3%
Allstate Corp.	2,000	429,300

	Shares	Value
IT Services - 1.8%
International Business Machines Corp.	2,100	$592,536
Machinery - 1.8%
Stanley Black & Decker, Inc.	8,300	616,939
Metals & Mining - 1.9%
Nucor Corp.	4,600	622,978
Multi-Utilities - 2.6%
Dominion Energy, Inc.	14,000	856,380
Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	5,000	776,450
Murphy Oil Corp.	16,000	454,560
		1,231,010
Pharmaceuticals - 2.9%
Merck & Co., Inc.	11,600	973,588
Professional Services - 1.9%
CACI International, Inc. - Class A(a)	1,250	623,475
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	16,500	553,575
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	2,450	277,389
TOTAL COMMON STOCKS (Cost $13,614,835)		19,307,877
	Par
CORPORATE BONDS - 14.9%
Computer Services - 1.2%
Accenture Capital, Inc., 4.25%, 10/04/2031	$200,000	199,873
Peraton Enterprise Solutions LLC, 7.45%, 10/15/2029	200,000	212,586
		412,459
Electric Utilities - 3.5%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	300,000	298,516
DTE Electric Co., 3.00%, 03/01/2032	700,000	647,885
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	200,000	211,138
		1,157,539
Food Products - 1.5%
Kellanova, 5.75%, 05/16/2054	515,000	521,616
Gas Utilities - 2.4%
National Fuel Gas Co., 3.95%, 09/15/2027	800,000	795,810
Oil, Gas & Consumable Fuels - 2.6%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	862,893

The accompanying notes are an integral part of these financial statements.

3

POPLAR FOREST CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	$725,000	$781,575
Specialty Retail - 1.4%
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	500,000	458,350
TOTAL CORPORATE BONDS (Cost $4,909,163)		4,990,242
U.S. TREASURY SECURITIES - 11.1%
Federal Farm Credit Banks Funding Corp., 5.00%, 08/25/2033	350,000	350,369
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	947,190	919,203
United States Treasury Note/Bond
4.38%, 07/31/2026	600,000	602,932
4.13%, 07/31/2031	600,000	609,375
4.38%, 05/15/2034	500,000	511,748
3.88%, 02/15/2043	270,000	244,972
4.13%, 08/15/2053	500,000	451,690
TOTAL U.S. TREASURY SECURITIES (Cost $3,751,227)		3,690,289
U.S. GOVERNMENT AGENCY ISSUES - 3.2%
Federal Farm Credit Banks Funding Corp
5.33%, 12/23/2033	250,000	251,221
5.49%, 09/19/2039	250,000	249,812
Federal Home Loan Banks
5.25%, 07/29/2033	325,000	325,958
5.05%, 07/16/2035	250,000	252,760
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,073,125)		1,079,751
	Shares
PREFERRED STOCKS - 2.1%
Consumer Finance - 2.1%
Ally Financial, Inc., Series B, 4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	681,911
TOTAL PREFERRED STOCKS (Cost $713,344)		681,911
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Health Care REITs - 1.5%
Alexandria Real Estate Equities, Inc.	6,000	500,040
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $504,232)		500,040

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/2049(b)	$350,000	$340,758
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $340,922)		340,758
MORTGAGE-BACKED SECURITIES - 0.8%
Ginnie Mae II Pool, Pool 787058, 5.00%, 08/20/2053	251,204	251,642
TOTAL MORTGAGE-BACKED SECURITIES (Cost $250,105)		251,642
MUNICIPAL BONDS - 0.6%
Idaho Housing & Finance Association, 5.10%, 01/01/2032	200,000	205,266
TOTAL MUNICIPAL BONDS (Cost $201,923)		205,266
	Shares
SHORT-TERM INVESTMENTS – 5.1%
Money Market Funds – 0.9%
First American Treasury Obligations Fund - Class X, 4.02%(d)	305,893	305,893
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.99%(d)	50	50
		305,943
	Par
U.S. Treasury Bills – 4.2%
3.93%, 10/02/2025(c)	$180,000	179,980
4.28%, 10/30/2025(c)	180,000	179,414
4.38%, 11/28/2025(c)	185,000	183,814
4.25%, 12/26/2025(c)	175,000	173,391
4.22%, 02/19/2026(c)	185,000	182,303
4.11%, 03/19/2026(c)	180,000	176,850
4.10%, 06/11/2026(c)	160,000	156,004
3.91%, 08/06/2026(c)	185,000	179,374
		1,411,130
TOTAL SHORT-TERM INVESTMENTS (Cost $1,715,713)		1,717,073
TOTAL INVESTMENTS - 98.1% (Cost $27,074,589)		$32,764,849
Other Assets in Excess of Liabilities - 1.9%		635,698
TOTAL NET ASSETS - 100.0%		$33,400,547

The accompanying notes are an integral part of these financial statements.

4

POPLAR FOREST CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)	The rate shown is the annualized yield as of September 30, 2025.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

POPLAR FOREST FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Poplar Forest Partners Fund	Poplar Forest Cornerstone Fund
ASSETS:
Investments, at value	$312,990,083	$32,764,849
Receivable for investments sold	—	532,068
Interest receivable	—	117,229
Dividends receivable	604,227	42,853
Receivable for fund shares sold	15,732	—
Prepaid expenses and other assets	25,066	3,657
Total assets	313,635,108	33,460,656
LIABILITIES:
Payable for audit fees	23,101	21,350
Payable for fund administration and accounting fees	40,318	14,949
Payable to adviser	190,014	5,822
Payable for transfer agent fees and expenses	22,408	3,639
Payable for shareholder reporting	8,079	1,806
Payable for legal fees	3,530	3,255
Payable for compliance fees	2,083	2,083
Payable for custodian fees	5,155	1,084
Payable for distribution and shareholder servicing fees	33,274	187
Payable for capital shares redeemed	139,072	—
Payable for Trustees’ fees and expenses	3,439	2,464
Payable for expenses and other liabilities	7,112	3,470
Total liabilities	477,585	60,109
NET ASSETS	$313,157,523	$33,400,547
Net Assets Consists of:
Paid-in capital	$197,337,031	$24,980,447
Total distributable earnings	115,820,492	8,420,100
Total net assets	$313,157,523	$33,400,547
Class A
Net assets	$21,638,061	$—
Shares issued and outstanding(a)	382,179	—
Net asset value per share	$56.62	$—
Max offering price per share (Net asset value per share divided by 0.95)(1)	$59.60	$—
Institutional Class
Net assets	$291,519,462	$—
Shares issued and outstanding(a)	5,138,064	—
Net asset value per share	$56.74	$—
Investor Class
Net assets	$—	$33,400,547
Shares issued and outstanding(a)	—	1,059,643
Net asset value per share	$—	$31.52
Cost:
Investments, at cost	$218,223,252	$27,074,589

(a)	Unlimited shares authorized without par value.
(1)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

6

POPLAR FOREST FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	Poplar Forest Partners Fund	Poplar Forest Cornerstone Fund
INVESTMENT INCOME:
Dividend income	$8,318,389	$574,390
Interest income	35,647	615,504
Total investment income	8,354,036	1,189,894
EXPENSES:
Investment advisory fee	2,500,018	268,721
Fund administration and accounting fees	202,233	87,357
Trustees’ fees	27,548	26,573
Transfer agent fees	204,183	23,034
Audit fees	23,701	21,700
Compliance fees	12,500	12,500
Reports to shareholders	20,893	9,427
Legal fees	9,654	9,380
Federal and state registration fees	35,507	6,816
Custodian fees	31,191	6,755
Interest expense	—	520
Distribution expenses - Class A	53,510	—
Insurance expense	5,708	2,877
Other expenses and fees	41,576	11,608
Total expenses	3,168,222	487,268
Expense reimbursement by Adviser	(280,012)	(184,958)
Net expenses	2,888,210	302,310
Net investment income	5,465,826	887,584
REALIZED AND UNREALIZED GAIN
Net realized gain from investments	20,090,442	2,193,590
Net change in unrealized appreciation (depreciation) on:
Investments	17,672,055	385,690
Net realized and unrealized gain on investments	37,762,497	2,579,280
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,228,323	$3,466,864

The accompanying notes are an integral part of these financial statements.

7

POPLAR FOREST FUNDS
Statements of Changes in Net Assets

	Poplar Forest Partners Fund		Poplar Forest Cornerstone Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment Income	$5,465,826	$6,152,914	$887,584	$894,823
Net realized gain	20,090,442	23,082,234	2,193,590	1,419,920
Net change in unrealized appreciation (depreciation)	17,672,055	28,442,435	385,690	3,199,166
Net increase in net assets from operations	43,228,323	57,677,583	3,466,864	5,513,909
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(2,190,844)	(854,360)	—	—
From earnings - Institutional Class	(27,323,615)	(10,852,184)	—	—
From earnings - Investor Class	—	—	(2,364,899)	(1,348,373)
Total distributions to shareholders	(29,514,459)	(11,706,544)	(2,364,899)	(1,348,373)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,515,804	1,238,530	—	—
Shares issued in reinvestment of distributions - Class A	1,713,970	692,307	—	—
Shares redeemed - Class A	(6,002,018)	(4,530,898)	—	—
Shares sold - Institutional Class	23,753,396	21,537,528	—	—
Shares issued in reinvestment of distributions - Institutional Class	19,571,158	7,799,939	—	—
Shares redeemed - Institutional Class	(54,588,078)	(49,219,119)	—	—
Shares sold - Investor Class	—	—	674,875	266,876
Shares issued in reinvestment of distributions - Investor Class	—	—	2,311,198	1,315,060
Shares redeemed - Investor Class	—	—	(5,841,629)	(1,314,018)
Net increase (decrease) in net assets from capital transactions	(14,035,768)	(22,481,713)	(2,855,556)	267,918
NET INCREASE (DECREASE) IN NET ASSETS	(321,904)	23,489,326	(1,753,591)	4,433,454
NET ASSETS:
Beginning of the year	313,479,427	289,990,101	35,154,138	30,720,684
End of the year	$313,157,523	$313,479,427	$ 33,400,547	$35,154,138
SHARES TRANSACTIONS
Shares sold - Class A	28,997	24,604	—	—
Shares issued in reinvestment of distributions - Class A	34,431	14,489	—	—
Shares redeemed - Class A	(118,644)	(89,488)	—	—
Shares sold - Institutional Class	466,542	424,030	—	—
Shares issued in reinvestment of distributions - Institutional Class	393,153	163,247	—	—
Shares redeemed - Institutional Class	(1,067,129)	(968,033)	—	—
Shares sold - Investor Class	—	—	23,116	8,947
Shares issued in reinvestment of distributions - Investor Class	—	—	80,390	48,473
Shares redeemed - Investor Class	—	—	(201,147)	(45,640)
Total increase (decrease) in shares outstanding	(262,650)	(431,151)	(97,641)	11,780

The accompanying notes are an integral part of these financial statements.

8

POPLAR FOREST PARTNERS FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$54.10	$46.57	$46.07	$55.97	$35.69
INVESTMENT OPERATIONS:
Net investment income(a)	0.83	0.89	0.90	0.69	0.74
Net realized and unrealized gain (loss) on investments(b)	6.78	8.45	2.54	(3.18)	20.48
Total from investment operations	7.61	9.34	3.44	(2.49)	21.22
LESS DISTRIBUTIONS FROM:
Net investment income	(1.15)	(1.06)	(0.50)	(0.94)	(0.94)
Net realized gains	(3.94)	(0.75)	(2.44)	(6.47)	—
Total distributions	(5.09)	(1.81)	(2.94)	(7.41)	(0.94)
Net asset value, end of year	$56.62	$54.10	$46.57	$46.07	$55.97
Total return	15.36%	20.59%	7.05%	−5.68%	60.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$21,638	$23,663	$22,717	$23,387	$24,098
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.29%	1.31%	1.30%	1.29%	1.34%
After expense reimbursement/recoupment	1.20%	1.20%	1.20%	1.20%	1.21%
Ratio of net investment income to average net assets	1.60%	1.75%	1.83%	1.30%	1.48%
Portfolio turnover rate	26%	28%	35%	30%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

9

POPLAR FOREST PARTNERS FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$54.22	$46.68	$46.16	$56.07	$35.75
INVESTMENT OPERATIONS:
Net investment income(a)	0.96	1.02	1.03	0.83	0.86
Net realized and unrealized gain (loss) on investments(b)	6.79	8.46	2.55	(3.19)	20.50
Total from investment operations	7.75	9.48	3.58	(2.36)	21.36
LESS DISTRIBUTIONS FROM:
Net investment income	(1.29)	(1.19)	(0.62)	(1.08)	(1.04)
Net realized gains	(3.94)	(0.75)	(2.44)	(6.47)	—
Total distributions	(5.23)	(1.94)	(3.06)	(7.55)	(1.04)
Net asset value, end of year	$56.74	$54.22	$46.68	$46.16	$56.07
Total return	15.64%	20.89%	7.32%	−5.43%	60.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$291,519	$289,816	$267,273	$276,465	$289,502
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.04%	1.06%	1.05%	1.04%	1.09%
After expense reimbursement/recoupment	0.95%	0.95%	0.95%	0.95%	0.96%
Ratio of net investment income to average net assets	1.85%	2.00%	2.08%	1.55%	1.72%
Portfolio turnover rate	26%	28%	35%	30%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

10

POPLAR FOREST CORNERSTONE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$30.38	$26.82	$27.08	$32.49	$22.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.78	0.77	0.66	0.54	0.60
Net realized and unrealized gain (loss) on investments(b)	2.41	3.97	1.43	(2.03)	9.64
Total from investment operations	3.19	4.74	2.09	(1.49)	10.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.79)	(0.45)	(0.72)	(0.51)
Net realized gains	(1.23)	(0.39)	(1.90)	(3.20)	—
Total distributions	(2.05)	(1.18)	(2.35)	(3.92)	(0.51)
Net asset value, end of year	$31.52	$30.38	$26.82	$27.08	$32.49
Total return	11.13%	18.20%	7.46%	–5.60%	45.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$33,401	$35,154	$30,721	$28,107	$29,443
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.43%	1.45%	1.44%	1.53%#
After expense reimbursement/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%#
Ratio of net investment income to average net assets	2.64%	2.68%	2.38%	1.76%	2.01%
Portfolio turnover rate	29%	31%	36%	30%	36%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

#	Includes expenses of Class A Shares which converted to Investor Class Shares on October 30, 2020.
The accompanying notes are an integral part of these financial statements.

11

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025
NOTE 1 – ORGANIZATION
The Poplar Forest Partners Fund (the “Partners Fund”) and the Poplar Forest Cornerstone Fund (“Cornerstone Fund”), (each, a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Partners Fund is to seek long-term growth of capital. The investment objective of the Cornerstone Fund is to seek to achieve current income and long-term growth of capital. The Partners Fund currently offers Class A shares and Institutional Class shares. The Cornerstone Fund currently offers Investor Class shares. Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested. The Partner Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2009.
The Cornerstone Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2014. At the close of business on October 30, 2020, the Cornerstone Fund’s Class A shares converted to the Institutional Class shares. On January 28, 2021, the class name changed from Institutional Class to Investor Class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

12

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended September 30, 2025, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Distributable Earnings	Paid-in Capital
Partners Fund	$(1,211,908)	$1,211,908
Cornerstone Fund	$(218,413)	$218,413

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

13

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Equity Securities: The Funds’ investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Debt Securities: Debt securities are valued at the mean of the bid and asked prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Tocqueville Asset Management, L.P. (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2025:
Poplar Partners

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$300,534,158	$—	$—	$300,534,158
Real Estate Investment Trusts	5,875,470	—	—	5,875,470
Money Market Funds	6,580,455	—	—	6,580,455
Total Investments	$312,990,083	$—	$—	$312,990,083

14

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Poplar Cornerstone

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,307,877	$—	$—	$19,307,877
Corporate Bonds	—	4,990,242	—	4,990,242
U.S. Treasury Securities	—	3,690,289	—	3,690,289
U.S. Government Agency Issues	—	1,079,751	—	1,079,751
Preferred Stocks	—	681,911	—	681,911
Real Estate Investment Trusts	500,040	—	—	500,040
Collateralized Mortgage Obligation	—	340,758	—	340,758
Mortgage-Backed Securities	—	251,642	—	251,642
Municipal Bonds	—	205,266	—	205,266
U.S. Treasury Bills	—	1,411,130	—	1,411,130
Money Market Funds	305,943	—	—	305,943
Total Investments	$20,113,860	$12,650,989	$—	$32,764,849

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of each Fund’s net assets. For the year ended September 30, 2025, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Management Committee, consisting of the Lead portfolio manager and co-portfolio manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove

15

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Partners Fund, the fees are calculated at an annual rate of 0.85% of average daily net assets for the first $250 million of assets, 0.775% of the Fund’s average daily net assets for the next $750 million of assets, and 0.70% of the Fund’s average daily net assets in excess of $1 billion. For the Cornerstone Fund, the fees are calculated at an annual rate of 0.80% of average daily net assets for the first $250 million of assets, 0.70% of the Fund’s average daily net assets for the next $750 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $1 billion. For the year ended September 30, 2025, the advisory fees incurred by the Funds are disclosed in the Statement of Operations. Any amount due from the Adviser is paid monthly to the Funds.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

Partners Fund	0.95%
Cornerstone Fund	0.90%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended September 30, 2025, the Adviser reduced its fees in the amount of $280,012 and $184,958 in the Partners Fund and the Cornerstone Fund, respectively. No amounts were recouped by the Adviser. The expense limitation will remain in effect through at least January 28, 2027, and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2026	9/30/2027	9/30/2028	Total
Partners Fund	$322,385	$335,108	$280,012	$937,505
Cornerstone Fund	$172,569	$177,893	$184,958	$535,420

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended September 30, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

16

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
The Funds have entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Funds. The agreements provide for periodic payments by the Funds to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent fees). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Funds during the year ended September 30, 2025 are included in Transfer agent fees in the Statement of Operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Partners Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. The 12b-1 fees accrued by the Fund’s Class A shares for the year ended September 30, 2025, are disclosed in the Statement of Operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Purchases		Sales
	Government	Non-Government	Government	Non-Government
Partners Fund	$—	$75,058,343	$—	$107,893,872
Cornerstone Fund	1,681,935	7,282,549	3,577,250	9,985,973

NOTE 7 – LINES OF CREDIT
The Partners Fund and the Cornerstone Fund have secured lines of credit in the amount of $45,000,000 and $4,000,000, respectively. Borrowing on each line of credit is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended September 30, 2025, the Cornerstone Fund drew upon its line of credit. The Cornerstone Fund had an outstanding average daily balance of $6,830, paid a weighted average interest rate of 7.50%, and incurred interest expense of $520. The Partners Fund did not draw on the line of credit during the year ended September 30, 2025. At September 30, 2025, the Funds had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the years ended September 30, 2025 and September 30, 2024 was as follows:
Partners Fund

	Year Ended September 30,
	2025	2024
Ordinary income	$7,264,587	$7,143,791
Long-term capital gains	22,249,872	4,562,753

17

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Cornerstone Fund

	Year Ended September 30,
	2025	2024
Ordinary income	$988,386	$903,418
Long-term capital gains	1,376,513	444,955

As of September 30, 2025, the components of capital on a tax basis were as follows:

	Partners Fund	Cornerstone Fund
Cost of investments(a)	$ 218,398,445	$26,893,786
Gross unrealized appreciation	102,115,019	6,558,513
Gross unrealized depreciation	(7,523,381)	(687,450)
Net unrealized appreciation(a)	94,591,638	5,871,063
Undistributed ordinary income	3,952,570	656,094
Undistributed long-term capital gains	17,276,284	1,892,943
Total distributable earnings	21,228,854	2,549,037
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$115,820,492	$8,420,100

(a)
The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments and tax adjustments related to a transfer in-kind.

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Value-Style Investing Risk (Both Funds) – Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.
Debt Securities Risk (Both Funds) – The following risks are associated with the Funds’ investment in debt securities.
•
Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

18

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
•
Interest Rate Risk. The Funds’ investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Credit Risk. The risk of loss on an investment due to the deterioration of an issuer’s financial strength. Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

•
High-Yield Securities Risk. Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Large-Sized Companies Risk (Partners Fund) - Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Medium-Sized Companies Risk (Both Funds) – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of September 30, 2025:

Fund	Shareholder	Percent of Shares Held
Cornerstone Fund	Charles Schwab & Co.	45.88%
Cornerstone Fund	The Kirby Jones Foundation Delaware	27.49%

NOTE 11 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (UNAUDITED)
A Special Meeting of shareholders of the Poplar Forest Partners Fund and the Poplar Forest Cornerstone Fund took place on April 2, 2025, to approve two proposals:
•	PROPOSAL 1 - Partners Fund – To approve a new Investment Advisory Agreement between Tocqueville Asset Management, L.P. and the Trust, on behalf of the Poplar Forest Partners Fund.
•	PROPOSAL 1 - Cornerstone Fund – To approve a new Investment Advisory Agreement between Tocqueville Asset Management, L.P. and the Trust, on behalf of the Poplar Forest Cornerstone Fund.
All Fund shareholders of record at the close of business on February 14, 2025 (the “Record Date”), were entitled to vote. As of the Record Date, the Poplar Forest Partners Fund had 5,844,163 shares outstanding, and the Poplar Forest Cornerstone Fund had 1,230,070 shares outstanding. For the Poplar Forest Partners Fund, 3,019,659 shares entitled to vote were present in person or by proxy, and for the Poplar Forest Cornerstone Fund, 847,380 shares entitled to vote were present in person or by proxy.
With respect to PROPOSAL 1 - Partners Fund, for the Poplar Forest Partners Fund, of the 3,019,659 shares present in person or by proxy, 3,012,778 shares or 99.77% voted in favor (representing 51.55% of total outstanding shares), 2,655 shares voted against (representing 0.05% of total outstanding shares), and 4,226 shares abstained from voting (representing 0.07% of total outstanding shares).
With respect to PROPOSAL 1 - Cornerstone Fund, for the Poplar Forest Cornerstone Fund, of the 847,380 shares present in person or by proxy, 847,380 shares or 100% voted in favor (representing 68.89% of total outstanding shares). There were no shares voting against or abstaining.
Accordingly, both PROPOSAL 1 – Partners Fund and PROPOSAL 1 – Cornerstone Fund were approved.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Poplar Forest Partners Fund
Poplar Forest Cornerstone Fund
and Board of Directors
of Advisors Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Poplar Forest Partners Fund and the Poplar Forest Cornerstone Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 26, 2025

20

POPLAR FOREST FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Refer to information provided within financial statements.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the last six months of the year.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the last six months of the year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/05/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/05/2025

* Print the name and title of each signing officer under his or her signature.